SHARE CAPITAL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Feb. 07, 2017 $ / shares
Reconciliation of number of shares outstanding [abstract]
Shares issued under options (shares) | shares	24,000	59,000
Balance at beginning of period	$ (120,761)	$ (131,234)
Shares issued under DSUs	0	0
Shares issued under options	10	22
Shares issued under warrants	2,450
Share issue costs	(2,044)	(4,241)
Balance at end of period	(41,754)	(120,761)
Loss/(gain) on conversion of 7% Convertible Debentures, net	165	(48)
Gain on warrant exercise	(193)	$ 0
7% Convertible Debentures
Reconciliation of number of shares outstanding [abstract]
Conversion of 7% Convertible Debentures (shares) | shares		5,556,667
Conversion of stock, amount	$ 8,500	$ 5,000
Borrowings, interest rate	7.00%
Loss/(gain) on conversion of 7% Convertible Debentures, net	$ 200
Common shares | Share Capital
Reconciliation of number of shares outstanding [abstract]
Balance at beginning of period (shares) | shares	335,356,450	259,897,095
Bought deal (shares) | shares	31,363,950	22,750,000
Equity offering (shares) | shares		46,000,000
Conversion of 7% Convertible Debentures (shares) | shares	9,445,552	6,610,692
Shares issued under DSUs (shares) | shares	1,167,689	39,744
Shares issued under options (shares) | shares	23,750	58,919
Shares issued under warrants (shares) | shares	3,223,684
Balance at end of period (shares) | shares	380,581,075	335,356,450
Balance at beginning of period	$ 746,542	$ 695,555
Bought deal	26,203	15,015
Equity offering		34,500
Conversion of 7% Convertible Debentures	9,479	5,665
Shares issued under DSUs	521	9
Shares issued under options	16	39
Shares issued under warrants	2,450
Share issue costs	(2,044)	(4,241)
Balance at end of period	783,167	$ 746,542
Price per share of stock (CAD per share) | $ / shares			$ 1.10
Capitalized share issuance costs	300
Net equity increase, after stock issuance costs	$ 9,200
Warrants
Reconciliation of number of shares outstanding [abstract]
Number of shares issued (shares) | shares	5,000,000
Shares issued under warrants	$ (2,700)